U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

December 20, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (S000033200)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 348 to the Trust’s Registration Statement on Form N-1A for the purpose of adding one new share class to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”), a series of the Trust: the StoneCastle Treasurer Class.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective on February 19, 2013 or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment No. 348.  The purpose of the 485(b) filing will be to address Staff comments and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures